Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 593		$ 593		$ 433
Less: accumulated depreciation	(267)		(267)		(188)
Investment	326		326		245
Depreciation and amortization	100	$ 100	77	$ 57
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	227		227		130
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	322		322		260
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	38		38		37
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6		$ 6		$ 6